Acquisitions - Schedule of Unaudited Pro Forma Results of Operations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2016
Business Combinations [Abstract]
Revenues	$ 27,386,898	$ 25,391,000
Cost of revenues	(20,564,256)	16,809,000
Operating expenses	(12,764,435)	11,240,000
Other incomes (expenses)	(670,053)
Income tax expense
Net loss	$ (6,611,846)	$ (3,694,000)
Net loss per common share	$ (0.65)
Weighted average outstanding common shares - basic and diluted	10,142,046
Record amortization expense of intangible assets acquired	$ 75,000